Equity - Summary of Dividends Paid (Detail) - USD ($) $ / shares in Units, $ in Thousands								12 Months Ended
	Jan. 29, 2021	May 29, 2020	Jan. 24, 2020	May 17, 2019	Jan. 25, 2019	May 25, 2018	Jan. 26, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Dividends [Line Items]
Dividends Paid								$ 876,685	$ 893,416	$ 757,465
2017 | Interim Dividends [Member]
Disclosure Of Dividends [Line Items]
Dividends Paid							$ 57,583
Dollar per Share							$ 0.00100
2017 | Final Dividends
Disclosure Of Dividends [Line Items]
Dividends Paid						$ 296,939
Dollar per Share						$ 0.00517
2018 | Interim Dividends [Member]
Disclosure Of Dividends [Line Items]
Dividends Paid					$ 76,900
Dollar per Share					$ 0.00134
2018 | Final Dividends
Disclosure Of Dividends [Line Items]
Dividends Paid				$ 403,652
Dollar per Share				$ 0.00703
2019 | Interim Dividends [Member]
Disclosure Of Dividends [Line Items]
Dividends Paid			$ 123,254
Dollar per Share			$ 0.00162
2019 | Final Dividends
Disclosure Of Dividends [Line Items]
Dividends Paid		$ 683,789
Dollar per Share		$ 0.00899
2020 | Interim Dividends [Member]
Disclosure Of Dividends [Line Items]
Dividends Paid	$ 72,992
Dollar per Share	$ 0.00096